Debt - Short-term Borrowings (Details)			1 Months Ended
	May 06, 2016 USD ($)	Jul. 16, 2015 USD ($) subsidiary option	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 16, 2015 EUR (€) subsidiary option	Jul. 16, 2015 CAD subsidiary option
Short Term Debt [Line Items]
Short-term borrowings outstanding				$ 633,731,000	$ 40,739,000	$ 39,462,000
Senior Unsecured Revolving Credit Agreement
Short Term Debt [Line Items]
Maximum borrowing capacity		$ 1,050,000,000
Short-term borrowings outstanding				0
Domestic Commercial Paper Program
Short Term Debt [Line Items]
Short-term borrowings outstanding						0
Domestic Commercial Paper Program | Commercial Paper
Short Term Debt [Line Items]
Short-term borrowings outstanding				274,800,000	0
Five Year Credit Agreement, September 2017 | Letter of Credit
Short Term Debt [Line Items]
Debt instrument term			5 years
Maximum borrowing capacity			$ 500,000,000
Five Year Credit Agreement, May 2016 | Letter of Credit
Short Term Debt [Line Items]
Debt instrument term	5 years
Maximum borrowing capacity	$ 500,000,000
Short-term borrowings outstanding				350,000,000	$ 0	$ 0
Five Year Credit Agreement, July 2015 | Line of Credit
Short Term Debt [Line Items]
Debt instrument term		5 years
Maximum borrowing capacity		$ 1,350,000,000
Number of subsidiaries | subsidiary		3					3	3
Number of extension options | option		2					2	2
Term of extension options		1 year
Maximum borrowing capacity pursuant to extension options		$ 1,850,000,000
Foreign Programs
Short Term Debt [Line Items]
Short-term borrowings outstanding				$ 8,967,000
Weighted average interest rate				3.20%
SW Canada | Line of Credit
Short Term Debt [Line Items]
Maximum borrowing capacity | CAD								CAD 150,000,000
SW Lux | Line of Credit
Short Term Debt [Line Items]
Maximum borrowing capacity | €							€ 95,000,000